Trade and other receivables - Analysis of the provision for impairment of trade receivables (Details) - Trade receivables - Accumulated impairment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Beginning balance	$ 82	$ 87	$ 87
Exchange differences	3	(1)	(4)
Additional provision	82	80	59
Receivables written off as uncollectable	(79)	(80)	(48)
Unused amounts reversed	(7)	(8)	(10)
Acquisition of companies and businesses		4	3
Disposal of companies and businesses	(3)
Ending balance	$ 78	$ 82	$ 87